18. Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Note 18. Transactions with Related Parties

Aggregate loan transactions of the Company with directors, principal officers, their immediate families and affiliated companies in which they are principal owners (commonly referred to as related parties) as of December 31 were as follows:

	2016	2015

Balance, beginning of year	$14,017,551	$8,593,273
Loans - New Directors	0	7,225,328
New loans to existing Officers/Directors	11,862,375	14,587,380
Retirement/Resignation of Director	0	(1,824,495)
Repayment*	(11,758,440)	(14,563,935)
Balance, end of year	$14,121,486	$14,017,551

*Includes loans sold to the secondary market.

Total funds of related parties on deposit with the Company were $7,938,810 and $5,713,210 at December 31, 2016 and 2015, respectively.

The Company leases 2,253 square feet of condominium space in the state office building on Main Street in Newport, Vermont to its trust company affiliate, CFSG, for its principal offices. CFSG also leases offices in the Company’s Barre and Lyndonville branches. The amount of rental income received from CFSG for the years ended December 31, 2016 and 2015 was $60,660 and $59,343, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan. The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan. CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants. In addition, CFSG serves as investment advisor and custodian of funds under the Company’s SERP. The Company pays monthly management fees to CFSG for its services to the 401(k) plan and the SERP based on the market value of the total assets under management. The amount paid to CFSG for the years ended December 31, 2016 and 2015 was $44,065 and $47,448, respectively, for the 401(k) plan and $2,442 and $2,065, respectively, for the SERP.